UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-08397

                           THE MARSICO INVESTMENT FUND
               (Exact name of registrant as specified in charter)

                          1200 17th Street, Suite 1600
                                Denver, CO 80202
               (Address of principal executive offices)(zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

        Registrant's telephone number, including area code: (303)454-5600

                      Date of fiscal year end: September 30
                                               ------------
                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

The Marsico Investment Fund
Schedule of Investments
December 31, 2005 (Unaudited)

                               MARSICO FOCUS FUND
                             Schedule of Investments
                                December 31, 2005
                                  (Unaudited)



                                                         Number          Market Value    Percent of
                                                        of Shares         in Dollars    Net Assets
--------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------

Automotive - Cars/Light Trucks
Toyota Motor Corporation ADR                             1,154,478    $   120,781,488      2.97%
                                                --------------------------------------------------------

Building - Residential/Commercial
Lennar Corporation - Class A                             1,646,640        100,477,973      2.47
                                                --------------------------------------------------------


CASINO HOTELS
MGM MIRAGE*                                              3,171,764        116,308,586      2.86
Wynn Resorts Ltd.*                                       1,542,524         84,607,441      2.08
                                                --------------------------------------------------------
                                                                          200,916,027      4.94
                                                --------------------------------------------------------

COMPUTERS
Apple Computer, Inc.*                                    3,399,571        244,395,159      6.00
                                                --------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                             3,412,068        197,490,496      4.85
                                                --------------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                                 4,507,421        157,985,106      3.88
                                                --------------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                                          2,991,094        164,779,368      4.05
                                                --------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
The Goldman Sachs Group, Inc.                            1,512,995        193,224,591      4.75
Lehman Brothers Holdings, Inc.                             226,926         29,085,105      0.71
                                                --------------------------------------------------------
                                                                          222,309,696      5.46
                                                 --------------------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation                        2,483,482         84,910,250      2.08
                                                --------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.                 430,032        158,032,460      3.88
                                                --------------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                                  825,883         41,087,679      1.01
                                                --------------------------------------------------------

MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                        2,202,185        127,220,227      3.12
                                                --------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Amgen, Inc.*                                             1,302,467        102,712,548      2.52
Genentech, Inc.*                                         3,177,799        293,946,408      7.22
                                                --------------------------------------------------------
                                                                          396,658,956      9.74
                                                --------------------------------------------------------


MEDICAL - HMO
UnitedHealth Group, Inc.                                 5,270,076        327,482,523      8.04
                                                --------------------------------------------------------

MEDICAL - INSTRUMENTS
Medtronic, Inc.                                            960,119         55,274,051      1.36
                                                --------------------------------------------------------

MEDICAL PRODUCTS
Zimmer Holdings, Inc.*                                   1,915,829        129,203,508      3.17
                                                --------------------------------------------------------

MONEY CENTER BANKS
UBS AG                                                   1,463,168        139,220,435      3.42
                                                --------------------------------------------------------

RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                                     2,574,594        104,219,565      2.56
Lowe's Companies, Inc.                                   3,155,060        210,316,300      5.17
                                                --------------------------------------------------------
                                                                          314,535,865      7.73
                                                --------------------------------------------------------
RETAIL - DRUG STORES
CVS Corporation                                          1,326,333         35,041,718      0.86
                                                --------------------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                                   2,102,060         63,082,821      1.55
                                                --------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation                 1,608,174        113,890,883      2.80
                                                --------------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                                        1,588,002        164,183,527      4.03
                                                --------------------------------------------------------

WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc. Cl.A*                                         281,246        116,677,716      2.87
                                                --------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                                           6,083,633        137,429,269      3.37
QUALCOMM, Inc.                                           2,630,631        113,327,583      2.78
                                                --------------------------------------------------------
                                                                          250,756,852      6.15
                                                --------------------------------------------------------

TOTAL COMMON STOCKS
(COST $2,837,048,014)                                                   3,926,394,784     96.43
                                                --------------------------------------------------------



--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 4.137%                   183,635,568        183,635,568      4.51
SSgA Money Market Funds, 3.933%                         32,297,144         32,297,144      0.79
                                                --------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $215,932,712)                                                       215,932,712      5.30
                                                --------------------------------------------------------
TOTAL INVESTMENTS
(COST $3,052,980,726)                                                   4,142,327,496    101.73
Liabilities Less Cash and Other Assets                                    (70,429,609)    (1.73)
                                                --------------------------------------------------------
NET ASSETS                                                            $ 4,071,897,887    100.00%
                                                                   =====================================


* Non-income producing


Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                               MARSICO GROWTH FUND
                             Schedule of Investments
                                December 31, 2005
                                   (Unaudited)




                                                         Number          Market Value       Percent of
                                                        of Shares         in Dollars        Net Assets
--------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------

AEROSPACE/DEFENSE
General Dynamics Corporation                               372,128    $   42,441,198             1.84%
Lockheed Martin Corporation                                423,915        26,973,711             1.17
                                                --------------------------------------------------------
                                                                          69,414,909             3.01
                                                --------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation ADR                               443,860        46,436,633             2.01
                                                --------------------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                                              207,508        12,259,573             0.53
                                                --------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
KB Home                                                    469,665        34,125,859             1.48
Lennar Corporation - Class A                               478,490        29,197,460             1.26
M.D.C. Holdings, Inc.                                      247,967        15,368,995             0.66
Toll Brothers, Inc.*                                       429,488        14,877,464             0.64
                                                --------------------------------------------------------
                                                                          93,569,778             4.04
                                                --------------------------------------------------------
CASINO HOTELS
MGM MIRAGE*                                              1,261,876        46,272,993             2.00
Station Casinos, Inc.                                      134,109         9,092,590             0.39
Wynn Resorts Ltd.*                                         791,390        43,407,742             1.88
                                                --------------------------------------------------------
                                                                          98,773,325             4.27
                                                --------------------------------------------------------
CELLULAR TELECOMMUNICATION
America Movil S.A. de C.V ADR                              202,210         5,916,665             0.26
                                                --------------------------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                                        377,656         6,752,489             0.29
                                                --------------------------------------------------------

COMPUTERS
Apple Computer, Inc.*                                    1,442,201       103,679,830             4.49
                                                --------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                             1,148,708        66,487,219             2.88
                                                --------------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                                 1,856,421        65,067,556             2.82
                                                --------------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                                            979,330        53,951,290             2.33
                                                --------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
The Goldman Sachs Group, Inc.                              192,822        24,625,297             1.07
Lehman Brothers Holdings, Inc.                             538,432        69,010,829             2.99
                                                --------------------------------------------------------
                                                                          93,636,126             4.06
                                                --------------------------------------------------------
FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation                        1,331,594        45,527,199             1.97
                                                --------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.                 156,996        57,694,460             2.50
                                                --------------------------------------------------------



HOTELS & MOTELS
Four Seasons Hotels, Inc.                                  336,417        16,736,746             0.72
                                                --------------------------------------------------------

MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                        1,250,951        72,267,439             3.13
                                                --------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Amgen, Inc.*                                               749,103        59,074,263             2.56
Genentech, Inc.*                                         1,662,993       153,826,852             6.66
Genzyme Corporation*                                       276,929        19,601,035             0.85
                                                --------------------------------------------------------
                                                                         232,502,150            10.07
                                                --------------------------------------------------------
MEDICAL - HMO
UnitedHealth Group, Inc.                                 2,973,875       184,796,592             8.00
                                                --------------------------------------------------------

MEDICAL INSTRUMENTS
Medtronic, Inc.                                            906,504        52,187,435             2.26
                                                --------------------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.                                    361,460        18,607,961             0.80
                                                --------------------------------------------------------

MEDICAL PRODUCTS
Zimmer Holdings, Inc.*                                     637,753        43,010,062             1.86
                                                --------------------------------------------------------

MONEY CENTER BANKS
UBS AG                                                     584,096        55,576,734             2.41
                                                --------------------------------------------------------

OIL - FIELD SERVICES
Halliburton Company                                        399,758        24,769,006             1.07
                                                --------------------------------------------------------

PROPERTY/CASUALTY INSURANCE
The Progressive Corporation                                206,300        24,091,714             1.04
                                                --------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Company                                        242,904        16,328,007             0.71
                                                --------------------------------------------------------

REITS - MORTGAGE
KKR Financial Corporation                                  451,399        10,829,062             0.47
                                                --------------------------------------------------------

RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                                       773,347        31,305,087             1.35
Lowe's Companies, Inc.                                   1,369,810        91,311,535             3.95
                                                --------------------------------------------------------
                                                                         122,616,622             5.30
                                                --------------------------------------------------------

RETAIL - DISCOUNT
Target Corporation                                       1,127,496        61,978,455             2.68
                                                --------------------------------------------------------

RETAIL - DRUG STORES
CVS Corporation                                            850,218        22,462,760             0.97
Walgreen Company                                           391,010        17,306,103             0.75
                                                --------------------------------------------------------
                                                                          39,768,863             1.72
                                                --------------------------------------------------------
RETAIL - RESTAURANTS
Starbucks Corporation*                                   1,189,236        35,688,972             1.54
Yum! Brands, Inc.                                          930,820        43,636,842             1.89
                                                --------------------------------------------------------
                                                                          79,325,814             3.43
                                                --------------------------------------------------------

THERAPEUTICS
Amylin Pharmaceuticals, Inc.*                              474,959        18,960,363             0.82
                                                --------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation                   508,672        36,024,151             1.56
Union Pacific Corporation                                  429,669        34,592,651             1.50
                                                --------------------------------------------------------
                                                                          70,616,802             3.06
                                                --------------------------------------------------------


TRANSPORTATION - SERVICES
FedEx Corporation                                          811,624        83,913,805             3.63
                                                --------------------------------------------------------

WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc. Cl.A*                                         158,352        65,693,911             2.84
                                                --------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                                           2,825,208        63,821,449             2.76

QUALCOMM, Inc.                                           1,480,662        63,786,919             2.76
                                                --------------------------------------------------------
                                                                         127,608,368             5.52
                                                --------------------------------------------------------
TOTAL COMMON STOCKS
(COST $1,684,268,744)                                                  2,241,352,963            97.00
                                                --------------------------------------------------------


--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 4.137%                    53,068,643        53,068,643             2.30
SSgA  Money Market Funds, 3.933%                                 1                 1               --
                                                --------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $53,068,644)                                                        53,068,644             2.30
                                                --------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,737,337,388)                                                  2,294,421,607            99.30
Cash and Other Assets Less Liabilities                                    16,228,586             0.70
                                                --------------------------------------------------------

NET ASSETS                                                            $2,310,650,193           100.00%
                                                                  ======================================

* Non-income producing


Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                            MARSICO 21st CENTURY FUND
                             Schedule of Investments
                                December 31, 2005
                                   (Unaudited)



                                                         Number          Market Value    Percent of
                                                        of Shares         in Dollars    Net Assets
--------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------
ADVERTISING SERVICES
Getty Images, Inc.*                                         91,580     $   8,175,347             1.85%
                                                --------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation ADR                               107,075        11,202,187             2.54
                                                --------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Toll Brothers, Inc.*                                       341,605        11,833,197             2.68
                                                --------------------------------------------------------

CASINO HOTELS
Las Vegas Sands Corp.*                                     418,248        16,508,249             3.74
Station Casinos, Inc.                                      284,047        19,258,387             4.36
Wynn Resorts Ltd.*                                         318,090        17,447,237             3.95
                                                --------------------------------------------------------
                                                                          53,213,873            12.05
                                                --------------------------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                                        683,373        12,218,709             2.77
                                                --------------------------------------------------------

COMPUTERS
Apple Computer, Inc.*                                      246,109        17,692,776             4.01
                                                --------------------------------------------------------

ENGINES - INTERNAL COMBUSTION
Cummins, Inc.                                               72,640         6,517,987             1.48
                                                --------------------------------------------------------

FIDUCIARY BANK
Investors Financial Services Corporation                   341,309        12,570,410             2.85
                                                --------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Jefferies Group, Inc.                                      194,847         8,764,218             1.98
                                                --------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.                  41,638        15,301,549             3.46
                                                --------------------------------------------------------

FOOD - DAIRY PRODUCTS
Dean Foods, Company*                                       173,131         6,520,113             1.48
                                                --------------------------------------------------------

HOTELS & MOTELS
Shangri-La Asia Ltd.                                     2,299,006         3,839,756             0.87
                                                --------------------------------------------------------

MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                          185,592        10,721,650             2.43
                                                --------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                           119,420        11,046,350             2.50
Genzyme Corporation*                                       181,032        12,813,445             2.90
                                                --------------------------------------------------------
                                                                          23,859,795             5.40
                                                --------------------------------------------------------
MEDICAL - DRUGS
Roche Holding AG                                            39,456         5,924,180             1.34
                                                --------------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                                   210,500        13,080,470             2.96
                                                --------------------------------------------------------


METAL PROCESSORS & FABRICATORS
Precision Castparts Corp.                                  249,782        12,941,205             2.93
                                                --------------------------------------------------------

MONEY CENTER BANKS
UBS AG                                                     157,594        15,003,241             3.40
                                                --------------------------------------------------------

PROPERTY/CASUALTY INSURANCE
The Progressive Corporation                                104,365        12,187,745             2.76
                                                --------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Company                                        172,920        11,623,682             2.63
                                                --------------------------------------------------------

REITS - DIVERSIFIED
Crystal River Capital, Inc. 144A+                          240,411         6,010,275             1.36
Government Properties Trust, Inc.                          771,843         7,201,295             1.63
                                                --------------------------------------------------------
                                                                          13,211,570             2.99
                                                --------------------------------------------------------

REITS - MORTGAGE
KKR Financial Corporation                                  505,018        12,115,382             2.74
Redwood Trust, Inc.                                        100,322         4,139,286             0.94
                                                --------------------------------------------------------
                                                                          16,254,668             3.68
                                                --------------------------------------------------------
RETAIL - RESTAURANTS
The Cheesecake Factory, Inc.*                              315,365        11,791,497             2.67
                                                --------------------------------------------------------

SAVINGS AND LOANS/THRIFTS - WESTERN
Golden West Financial Corporation                          144,381         9,529,146             2.16
                                                --------------------------------------------------------

TELECOM EQUIPMENT - FIBER OPTICS
Sycamore Networks, Inc.*                                   491,080         2,121,466             0.48
                                                --------------------------------------------------------

THERAPEUTICS
Amylin Pharmaceuticals, Inc.*                              568,743        22,704,221             5.14
                                                --------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation                   269,679        19,098,667             4.32
Genesee & Wyoming Inc. Cl.A*                               122,139         4,586,319             1.04
                                                --------------------------------------------------------
                                                                          23,684,986             5.36
                                                --------------------------------------------------------

TRANSPORTATION - SERVICES
Expeditors International of Washington, Inc.                95,061         6,417,568             1.45
FedEx Corporation                                          120,221        12,429,649             2.81
                                                --------------------------------------------------------
                                                                          18,847,217             4.26
                                                --------------------------------------------------------

WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc. Cl.A*                                          28,334        11,754,643             2.66
                                                --------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                                             572,162        12,925,140             2.93
QUALCOMM, Inc.                                             242,205        10,434,191             2.36
                                                --------------------------------------------------------
                                                                          23,359,331             5.29
                                                --------------------------------------------------------

TOTAL COMMON STOCKS
(COST $354,065,615)                                                      426,450,835            96.56
                                                --------------------------------------------------------



--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 4.137%                    19,990,343        19,990,343             4.53
SSgA  Money Market Funds, 3.933%                           111,327           111,327             0.02
                                                --------------------------------------------------------

TOTAL SHORT -TERM INVESTMENTS
(COST $20,101,670)                                                        20,101,670             4.55
                                                --------------------------------------------------------
TOTAL INVESTMENTS
(COST $374,167,285)                                                      446,552,505           101.11
Liabilities Less Cash and Other Assets                                    (4,919,314)           (1.11)
                                                --------------------------------------------------------

NET ASSETS                                                               441,633,191           100.00%
                                                                    ====================================



* Non-income producing
+ Security valued at fair value as determined in good faith by Marsico Capital
  Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The security was purchased on March 9, 2005 for $6,010,275 and is considered to be restricted and illiquid due to resale restrictions. At December 31, 2005, the value of the Fund's restricted and illiquid securities was 1.36% of net assets.



Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscalyear-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

                    MARSICO INTERNATIONAL OPPORTUNITIES FUND
                             Schedule of Investments
                                December 31, 2005
                                   (Unaudited)





                                                         Number          Market Value    Percent of
                                                        of Shares         in Dollars    Net Assets
--------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------
ADVERTISING SERVICES
JC Decaux S.A.*                                            131,113     $   3,057,926             0.98%
                                                --------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Hyundai Motor Company                                       47,290         4,551,929             1.46

Toyota Motor Corporation ADR                               153,300         7,955,196             2.55
                                                --------------------------------------------------------
                                                                          12,507,125             4.01
                                                --------------------------------------------------------

BEVERAGES - WINE/SPIRITS
Diageo PLC                                                 312,367         4,527,829             1.45
                                                --------------------------------------------------------

BROADCAST SERVICES/PROGRAMMING
Grupo Televisa S.A. ADR                                     77,895         6,270,547             2.01
                                                --------------------------------------------------------

BUILDING - HEAVY CONSTRUCTION
Vinci S.A.                                                 154,017        13,247,053             4.24
                                                --------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Misawa Homes Holdings, Inc.*                                36,800         2,037,597             0.65
                                                --------------------------------------------------------

BUILDING PRODUCTS - CEMENT/AGGREGATES
Cemex S.A. ADR                                             218,648        12,972,386             4.15
                                                --------------------------------------------------------

CASINO HOTELS
Wynn Resorts Ltd.*                                          45,196         2,479,000             0.79
                                                --------------------------------------------------------

CELLULAR TELECOMMUNICATIONS
America Movil S.A. ADR                                     368,380        10,778,799             3.45
The Carphone Warehouse PLC                                 804,978         3,836,355             1.23
                                                --------------------------------------------------------
                                                                          14,615,154             4.68
                                                --------------------------------------------------------
CHEMICALS - SPECIALTY
Lonza Group AG                                             115,415         7,061,654             2.26
                                                --------------------------------------------------------

COMMERCIAL BANKS - NON-US
Anglo Irish Bank Corporation PLC                           210,761         3,201,341             1.03
ICICI Bank Ltd. ADR                                        128,759         3,708,259             1.19
Mitsubishi UFJ Financial Group, Inc.                           226         3,066,096             0.98
                                                --------------------------------------------------------
                                                                           9,975,696             3.20
                                                --------------------------------------------------------
ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Co. Ltd.                                 7,590         4,948,123             1.58
                                                --------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS
Fanuc Ltd.                                                  35,014         2,971,892             0.95
Murata Manufacturing Company Ltd.                          104,100         6,673,133             2.14
Nippon Electric Glass Co., Ltd.                            296,000         6,462,882             2.07
                                                --------------------------------------------------------
                                                                          16,107,907             5.16
                                                --------------------------------------------------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS
Arm Holdings PLC                                         1,472,828         3,066,143             0.98
                                                --------------------------------------------------------



ELECTRONIC MEASURING INSTRUMENTS
Advantest Corporation                                       39,400         3,972,239             1.27
Keyence Corporation                                         11,300         3,214,610             1.03
                                                --------------------------------------------------------
                                                                           7,186,849             2.30
                                                --------------------------------------------------------
FINANCE - CREDIT CARD
Credit Saison Co., Ltd.                                    115,900         5,788,366             1.85
                                                --------------------------------------------------------

FOOD - RETAIL
Metro AG                                                    37,727         1,822,332             0.58
                                                --------------------------------------------------------

HOTELS & MOTELS
Shangri-La Asia Ltd.                                     2,867,003         4,788,414             1.53
                                                --------------------------------------------------------

LEISURE & RECREATION PRODUCTS
Sega Sammy Holdings Inc.                                   183,552         6,147,712             1.97
                                                --------------------------------------------------------

MEDICAL - DRUGS
CSL Ltd.                                                   145,874         4,544,961             1.46
Roche Holding AG                                            92,129        13,832,846             4.43
                                                --------------------------------------------------------
                                                                          18,377,807             5.89
                                                --------------------------------------------------------
MONEY CENTER BANKS
Erste Bank der oesterreichischen Sparkassen AG              85,209         4,746,354             1.52
Sumitomo Mitsui Financial Group, Inc.                          306         3,243,312             1.04
UBS AG                                                     105,296        10,024,375             3.21
                                                --------------------------------------------------------
                                                                          18,014,041             5.77
                                                --------------------------------------------------------

MORTGAGE BANKS
Hypo Real Estate Holding AG                                132,242         6,885,566             2.20
                                                --------------------------------------------------------

OIL - FIELD SERVICE
Stolt Offshore S.A.*                                       269,465         3,134,103             1.00
                                                --------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                                              43,424         2,951,529             0.95
Talisman Energy, Inc.                                      178,629         9,465,823             3.03
                                                --------------------------------------------------------
                                                                          12,417,352             3.98
                                                --------------------------------------------------------
OIL COMPANIES - INTEGRATED
Petroleo Brasileiro S.A.  ADR                               58,653         4,180,199             1.34
                                                --------------------------------------------------------

PETROCHEMICALS
Reliance Industries Ltd. GDR 144A                           79,324         3,135,678             1.00
                                                --------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
Capitaland Ltd.                                          2,071,000         4,284,870             1.37
LeoPalace 21 Corporation                                   160,586         5,827,855             1.87
Sumitomo Realty & Development Co., Ltd.                    258,000         5,611,311             1.80
                                                --------------------------------------------------------
                                                                          15,724,036             5.04
                                                --------------------------------------------------------
RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                                  42,600         5,331,547             1.71
                                                --------------------------------------------------------

RETAIL - DRUG STORES
Shoppers Drug Mart Corporation                             247,742         9,373,042             3.00
                                                --------------------------------------------------------

RETAIL - MISCELLANEOUS/DIVERSIFIED
The Seiyu, Ltd.*                                         1,370,000         3,903,167             1.25
                                                --------------------------------------------------------



RETAIL - PUBS
Enterprise Inns PLC                                        645,427        10,416,095             3.34
                                                --------------------------------------------------------

RUBBER - TIRES
Continental AG                                             123,245        10,940,313             3.50
                                                --------------------------------------------------------

SEMICONDUCTORS COMPONENTS/INTEGRATED CIRCUITS
Taiwan Semiconductor ADR                                   351,222         3,480,610             1.12
                                                --------------------------------------------------------

SOAP & CLEANING PREPARATIONS
Reckitt Benckiser PLC                                      281,540         9,300,286             2.98
                                                --------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT
Ericsson (LM) Tel-SP ADR                                   364,516        12,539,350             4.01
                                                --------------------------------------------------------

TRANSPORTATION - RAIL
Canadian National Railway Co.                               99,640         7,970,204             2.55
                                                --------------------------------------------------------

WATER
Veolia Environment                                         216,313         9,792,994             3.14
                                                --------------------------------------------------------

TOTAL COMMON STOCKS
(COST $242,068,475)                                                      303,524,203            97.19
                                                --------------------------------------------------------


                                                         Principal/       Market Value        Percent of
                                                           Shares          in Dollars         Net Assets
--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 4.137%                      9,858,991         9,858,991            3.15
SSgA  Money Market Funds, 3.933%                                  1                 1              --
                                                --------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $9,858,992)                                                           9,858,992            3.15
                                                --------------------------------------------------------

TOTAL INVESTMENTS
(COST $251,927,467)                                                       313,383,195          100.34
Liabilities Less Cash and Other Assets                                     (1,069,231)          (0.34)
                                                --------------------------------------------------------

NET ASSETS                                                              $ 312,313,964          100.00%
                                                               -----------------------------------------



------------------------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
------------------------------------------------------------------------------------------------

                                                                             PERCENT OF
COUNTRY                                                 MARKET VALUE   INVESTMENT SECURITIES
------------------------------------------------------------------------------------------------

Australia                                              $   4,544,961            1.5%
Austria                                                    4,746,354            1.5
Brazil                                                     4,180,199            1.3
Canada                                                    26,809,069            8.6
France                                                    26,097,973            8.3
Germany                                                   19,648,211            6.3
Hong Kong                                                  7,739,943            2.5
India                                                      6,843,937            2.2
Ireland                                                    3,201,341            1.0
Japan                                                     72,206,915           23.0
Mexico                                                    30,021,732            9.6
Norway                                                     3,134,103            1.0
Singapore                                                  4,284,870            1.4
South Korea                                                9,500,052            3.0
Sweden                                                    12,539,350            4.0
Switzerland                                               30,918,875            9.9
Taiwan                                                     3,480,610            1.1
United Kingdom                                            31,146,708            9.9
United States(1)                                          12,337,992            3.9
------------------------------------------------------------------------------------------------
TOTAL                                                  $ 313,383,195          100.0%
------------------------------------------------------------------------------------------------

* Non-income producing

(1) Includes short-term securities

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

At December 31, 2005 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                                                       International
                                       Focus            Growth         21st Century    Opportunities
                                        Fund              Fund              Fund            Fund


Cost of Investments               $ 3,064,266,281    $ 1,741,198,717   $ 373,833,680   $ 253,781,664
                                  ====================================================================

Gross Unrealized Appreciation     $ 1,121,443,264    $   575,999,987   $  77,807,021   $ 60,058,551
Gross Unrealized Depreciation         (43,382,049)       (22,777,097)     (5,088,196)      (457,020)
                                  --------------------------------------------------------------------

Net Unrealized Appreciation
 on investments                   $ 1,078,061,215    $   553,222,890   $  72,718,825   $ 59,601,531
                                  ====================================================================



The difference between cost amounts for financial statement and federal income tax purposes is due primarly to wash sale loss deferals and foreign currency transactions.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal quarter ended December 31, 2005 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund



By: /s/Thomas F. Marsico
---------------------------------------
Thomas F. Marsico
President
Date: February 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Thomas F. Marsico
---------------------------------------
Thomas F. Marsico
President
Date: February 28, 2006



/s/Christopher J. Marsico
---------------------------------------
Christopher J. Marsico
Vice President and Treasurer
Date: February 28, 2006